SCHEDULE OF PROPERTY AND EQUIPMENT ANNUAL DEPRECIATION RATES (Details)	12 Months Ended
Dec. 31, 2023
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment annual depreciation rates	10.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment annual depreciation rates	15.00%
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment annual depreciation rates	10.00%
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment annual depreciation rates	33.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]